UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632

13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Kolatch
Title:    Managing Member
Phone:    (201) 227-5040

Signature, Place and Date of Signing:


/s/ Jonathan Kolatch          Englewood Cliffs, NJ          November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $41,435
                                      (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                   Redwood Capital Management, LLC
                                                            June 30, 2008

COLUMN 1                           COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COL 6   COL 7          COLUMN 8

                                                              VALUE     SHRS OR   SH/ PUT/   INVSMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (x1000)   PRN AMT   PRN CALL   DSCRTN   MNGRS   SOLE      SHARED NONE
--------------                 --------------     -----       -------   -------   --- ----   ------   -----   ----      ------ ----
AETNA INC NEW                  COM               00817Y108   1,083         30,000 SH         SOLE     NONE       30,000
ANADARKO PETE CORP             COM               032511107   1,213         25,000 SH         SOLE     NONE       25,000
BURLINGTON NORTHN SANTA FE C   COM               12189T104   1,522         16,462 SH         SOLE     NONE       16,462
CIGNA CORP                     COM               125509109   3,398        100,000 SH         SOLE     NONE      100,000
COMCAST CORP NEW               CL A              20030N101   2,454        125,000 SH         SOLE     NONE      125,000
CONOCOPHILLIPS                 COM               20825C104   2,319         31,660 SH         SOLE     NONE       31,660
DANA HOLDING CORP              COM               235825205   1,654        341,740 SH         SOLE     NONE      341,740
DOMTAR CORP                    COM               257559104   2,736        594,850 SH         SOLE     NONE      594,850
EDISON INTL                    COM               281020107   1,995         50,000 SH         SOLE     NONE       50,000
EXELON CORP                    COM               30161N101     939         15,000 SH         SOLE     NONE       15,000
INTERTAPE POLYMER GROUP INC    COM               460919103   1,343        492,000 SH         SOLE     NONE      492,000
IPCS INC                       COM NEW           44980Y305   1,912         85,850 SH         SOLE     NONE       85,850
KEY ENERGY SVCS INC            COM               492914106   3,480        300,000 SH         SOLE     NONE      300,000
NATIONAL CITY CORP             NOTE 4.000% 2/0   635405AW3   1,395      3,000,000 SH         SOLE     NONE    3,000,000
NAVISTAR INTL CORP NEW         COM               63934E108   2,980         55,000 SH         SOLE     NONE       55,000
NORTEL INVERSORA S A           SPON ADR PFD B    656567401   5,223        450,235 SH         SOLE     NONE      450,235
PENN NATL GAMING INC           COM               707569109     980         36,900 SH         SOLE     NONE       36,900
WELLPOINT INC                  COM               94973V107     935         20,000 SH         SOLE     NONE       20,000
WILLIAMS COS INC DEL           COM               969457100   1,183         50,000 SH         SOLE     NONE       50,000
XL CAP LTD                     CL A              G98255105   2,691        150,000 SH         SOLE     NONE      150,000

SK 03207 0004 936411